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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452

                        Pioneer Select Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through November 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Select
Growth Fund
--------------------------------------------------------------------------------
Annual Report | November 30, 2008
--------------------------------------------------------------------------------

Ticker Symbols:
Class A    PSEFX
Class C    SGCRX
Class Y    PSEYX

[Logo] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         13

Schedule of Investments                                                 15

Financial Statements                                                    20

Notes to Financial Statements                                           27

Report of Independent Registered Public Accounting Firm                 34

Trustees, Officers and Service Providers                                35


                     Pioneer Select Growth Fund | Annual Report | 11/30/08     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Select Growth Fund | Annual Report | 11/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation. We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Select Growth Fund | Annual Report | 11/30/08     3

Portfolio Management Discussion | 11/30/08

As evidence increased that a spreading credit crisis was undermining economic growth throughout the world, domestic stock prices plummeted during the 12 months ended November 30, 2008. The most dramatic declines occurred during the final four months of the period when credit markets froze following the bankruptcy of investment bank Lehman Brothers and the U.S. government's taking of mortgage institutions Fannie Mae and Freddie Mac into conservatorship. In the following interview, Andrew Acheson, who is responsible for the day-to-day portfolio management of Pioneer Select Growth Fund, provides a review of the 12-month period ended November 30 and the factors that affected Fund performance.

Q    How did the Fund perform during the 12 months ending November 30, 2008?

A Pioneer Select Growth Fund Class A shares returned -53.42% at net asset value for the 12-month period, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500) returned -38.08%. Over the same 12-month period, the average return of the 795 mutual funds in Lipper's Large Cap Growth category was -41.74%.

Q What were the principal factors that affected the Fund's performance over the 12 months ended November 30, 2008?

A The fiscal year began shortly after the stock market peaked in October of 2007, just as the credit crisis began worsening. While equity prices declined in late 2007, the U.S. Federal Reserve Board (the Fed) appeared to relieve the stress in the capital markets in January 2008, when it cut the fed funds target rate by three-quarters of a percentage point. Credit conditions nevertheless deteriorated again in the early spring, culminating with the takeover of faltering investment bank Bear Stearns by JP Morgan Chase in March. The stock market then appeared to recover over the following two months on the hopes of stabilization of the markets. The recovery proved to be short-lived, as re-emerging worries about credit quality pulled down stock prices during the summer months. In September, the bankruptcy of investment bank Lehman Brothers and the U.S. government's decision to take mortgage institutions Fannie Mae and Freddie Mac into conservatorship exacerbated the worries. Lending activity froze as banks lost confidence in the ability of other institutions to meet their loan obligations, leading to massive sell-offs in equities and corporate bonds through the end of the Fund's fiscal year on November 30, 2008. U.S. Treasuries were the only asset class to attract investors during this period. At times, investors were willing to accept yields approaching zero percent in exchange for the safety of Treasury securities.


4    Pioneer Select Growth Fund | Annual Report | 11/30/08

     During much of the period, we had anticipated that the Fed and the Treasury Department would act quickly and aggressively to avoid the contagious effects of the credit crisis. As a consequence, we had positioned the Fund for a possible recovery, with investments in some companies -- many of them cyclical -- that had the potential to perform well as the economy strengthened. However, the Fed and the Treasury Department acted more slowly and less assertively than we expected and stock prices continued to spiral down as the credit crisis deepened and the economy weakened.

Q What types of investments had the greatest influence on the Fund's results during the 12 months?

A On average, we underweighted the Fund in energy stocks, which over the full 12-month period outperformed the overall market. This underweighted position in the energy sector proved to be the most influential factor holding back the Fund's performance results. Conversely, the Fund's overweighted position in materials companies detracted from results, as prices for materials collapsed after demand plummeted in the weakened economy. Stock-picking in the financials sector also held back the Fund's performance, as many of our holdings in the group performed very poorly when the credit crisis intensified.

     On the positive side, security selections in the health care and industrials sectors tended to support Fund results relative to the S&P 500, while an underexposure to consumer discretionary stocks also helped.

Q What were some of the individual investments that helped the Fund's performance during the 12-month period?

A An investment in IntercontinentalExchange, an electronics trading platform for financial products, held up relatively well. Although the company was affected by weakness in the capital markets generally, it outperformed the market. Investors believed the company's introductions of new products would augment traditional revenues from trading, thus improving the company's longer-term prospects. The Fund's large position in global pharmaceutical company Bristol-Myers Squibb also supported results. The company benefited from an internal cost-cutting program, which contributed to a solid earnings outlook for the next three years. Another health care investment that supported the Fund's performance results was Gilead Sciences, a biotechnology company whose products combating the HIV virus have generated strong growth.

     In July 2008, when oil prices were at their peak, we took advantage of a low share price and initiated a position in Continental Airlines. Continental, along with other carriers, had cut back capacity to meet diminished demand when fuel costs were very high. As a consequence, the company's operating margins improved markedly when oil prices fell, and Continental's share


                     Pioneer Select Growth Fund | Annual Report | 11/30/08     5
     price rose. Another investment that helped the Fund was a tech holding, F5 Networks, which produces software applications for large information technology networks. Although the company's share price declined during the 12 months ended November 30, 2008, it withstood the gravitational pull of negative market forces better than most technology companies.

Q What were some of the major detractors from the Fund's performance during the 12-month period?

A In the materials sector, global miner Freeport-McMoRan Copper & Gold's share price fell sharply as deteriorating economic conditions led to sharp cutbacks in demand for copper, but we have retained the holding. The Fund's investment in Petrobras, the Brazilian national oil company, gained early in the period when oil prices rose and investors saw the potential of the company's new offshore oil fields. However, Petrobras' stock price fell hard when oil prices declined later. We decided to sell the position. Our decision not to own a position in integrated oil giant ExxonMobil also detracted from performance relative to the S&P 500. Recognized as one of the more defensive of energy stocks, ExxonMobil outperformed when oil prices fell during the final months of the annual reporting period.

     One of our more noteworthy disappointments was the Fund's position in Sun Tec Power, which produces and markets solar energy panels. Although visible demand for the company's panels remained strong, the freezing up of the credit markets affected the ability of Sun Tec's customers to obtain financing. We decided to sell the investment.

     Early in the period the Fund owned a position in Bear Stearns, the investment bank with heavy exposure to mortgage-related securities. While we sold the holding before the share price's final, most dramatic collapse, the investment nevertheless proved to be one of the more significant detractors from the Fund's performance over the 12 months ended November 30, 2008.

Q    What is your investment outlook?

A We think stocks have fallen to such low valuations that they may present an attractive opportunity should the economy start to improve.

     As we look at the environment at the end of 2008, it is clear that the economy has fallen into a deep recession. Current equity market prices, however, already reflect a very dire economic outlook and investors may start bidding up stock valuations if the economy starts to recover. We think there is a reasonable chance the economy may begin to emerge from recession by the middle of 2009 in light of the aggressive recent actions of the Fed and the Treasury Department, and the assertiveness of the incoming Obama Administration. Any recovery in 2009 may very well be gradual, however, as we think consumers are more likely to focus on reducing their


6 Pioneer Select Growth Fund | Annual Report | 11/30/08 debt rather than increasing their discretionary purchases. We also think significant risks to the economy may remain if current and contemplated government interventions don't prove successful.

Please refer to the Schedule of Investments on pages 15-19 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund is not diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                     Pioneer Select Growth Fund | Annual Report | 11/30/08     7

Portfolio Summary | 11/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                      94.8%
Temporary Cash Investments                                               5.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                  38.8%
Industrials                                                             26.9%
Health Care                                                             14.6%
Financials                                                               9.9%
Energy                                                                   4.8%
Consumer Staples                                                         2.6%
Materials                                                                2.4%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)


    1.    Bristol-Myers Squibb Co.                                      6.24%
    2.    IntercontinentalExchange, Inc.                                5.65
    3.    Continental Airlines (Class B)                                5.41
    4.    Apple, Inc.                                                   4.72
    5.    Gilead Sciences, Inc.                                         4.42
    6.    Delta Air Lines, Inc.                                         4.42
    7.    Intel Corp.                                                   4.42
    8.    United Technologies Corp.                                     4.37
    9.    EMC Corp.                                                     3.56
   10.    Applied Materials, Inc.                                       3.53

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Select Growth Fund | Annual Report | 11/30/08

Prices and Distributions | 11/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class           11/30/08           11/30/07
        A              $ 5.14            $ 11.08
-------------------------------------------------------


     Class            11/30/08           12/10/07
       C               $ 5.10            $ 11.41
-------------------------------------------------------


     Class           11/30/08           4/2/08
       Y              $ 5.16            $ 9.53
-------------------------------------------------------

Distributions per Share
--------------------------------------------------------------------------------

                            12/1/07-11/30/08
           Net Investment       Short-Term        Long-Term
 Class         Income         Capital Gains     Capital Gains
-------   ----------------   ---------------   --------------
   A          $ 0.0166             $--            $ 0.0127
-------------------------------------------------------------


                            12/10/07-11/30/08
           Net Investment       Short-Term        Long-Term
 Class         Income         Capital Gains     Capital Gains
-------   ----------------   ---------------   --------------
    C            $--               $--            $ 0.0127
-------------------------------------------------------------


                             4/2/08-11/30/08
            Net Investment       Short-Term        Long-Term
  Class         Income         Capital Gains     Capital Gains
-------   ----------------   ---------------   ----------------
    Y            $--               $--            $ 0.0127
---------------------------------------------------------------



                     Pioneer Select Growth Fund | Annual Report | 11/30/08     9

Performance Update | 11/30/08                          Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Growth Fund at public offering price, compared to that of the S&P 500 Index.


 Average Annual Total Returns
 (As of November 30, 2008)
--------------------------------------------------------------------------
                                      Net Asset       Public Offering
 Period                               Value (NAV)     Price (POP)
--------------------------------------------------------------------------
 Life-of-Class
 1/2/2004                               -6.09%          -7.22%
 1 Year                                -53.42          -56.11
--------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------
                                        Gross             Net
--------------------------------------------------------------------------
                                         4.75%           1.25%
--------------------------------------------------------------------------

               Pioneer Select            S&P 500
                 Growth Fund              Index
12/03               9,425                10,000
11/04               9,953                10,723
11/05              11,701                11,627
11/06              13,756                13,281
11/07              14,852                14,305
11/08               6,918                 8,858

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitation currently in effect through 4/01/12 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Select Growth Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                          Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Growth Fund, compared to that of the S&P 500 Index.


 Average Annual Total Returns
 (As of November 30, 2008)
----------------------------------------------------------------------
                                            If         If
 Period                                     Held       Redeemed
----------------------------------------------------------------------
 Life-of-Class
 12/10/2007                                 -55.18%     -55.18%
----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
----------------------------------------------------------------------
                                             Gross          Net
----------------------------------------------------------------------
                                              5.50%        2.15%
----------------------------------------------------------------------

               Pioneer Select            S&P 500
                 Growth Fund              Index
12/07               10,000               10,000
11/08                4,545                6,235

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                    Pioneer Select Growth Fund | Annual Report | 11/30/08     11

Performance Update | 11/30/08                          Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Growth Fund, compared to that of the S&P 500 Index.


 Average Annual Total Returns
 (As of November 30, 2008)
----------------------------------------------------------------------
                                           If             If
 Period                                    Held           Redeemed
----------------------------------------------------------------------
 Life-of-Class
 4/2/2008                                   -6.02%          -6.02%
 1 Year                                    -53.24          -53.24
----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
----------------------------------------------------------------------
                                            Gross             Net
----------------------------------------------------------------------
                                             4.50%           0.90%
----------------------------------------------------------------------

               Pioneer Select            S&P 500
                 Growth Fund              Index
12/03             10,000                 10,000
11/04             10,560                 10,723
11/05             12,415                 11,627
11/06             14,595                 13,281
11/07             15,758                 14,305
11/08              7,369                  8,858

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on April 2, 2008 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/10 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Select Growth Fund | Annual Report | 11/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Growth Fund

Based on actual returns from June 1, 2008 through November 30, 2008.


 Share Class                     A                C                Y
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 6/1/08
--------------------------------------------------------------------------------
 Ending Account          $   515.89       $   511.24       $   517.89
 Value on 11/30/08
--------------------------------------------------------------------------------
 Expenses Paid           $     4.74       $     8.35       $     3.42
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.21%, and 0.90% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


                    Pioneer Select Growth Fund | Annual Report | 11/30/08     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2008 through November 30, 2008.


 Share Class                  A                C                Y
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 6/1/08
--------------------------------------------------------------------------------
 Ending Account          $ 1,018.75       $ 1,013.95       $ 1,020.50
 Value on 11/30/08
--------------------------------------------------------------------------------
 Expenses Paid           $     6.31       $    11.13       $     4.55
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.21%, and 0.90% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


14    Pioneer Select Growth Fund | Annual Report | 11/30/08

Schedule of Investments | 11/30/08


 Shares                                                             Value
            COMMON STOCKS -- 98.6%
            ENERGY -- 4.8%
            Oil & Gas Drilling -- 2.7%
    525     Transocean Offshore, Inc.*(b)                      $   35,112
-------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 2.1%
    300     National-Oilwell Varco, Inc.*                      $    8,487
  1,400     Weatherford International, Inc.*                       17,878
                                                               ----------
                                                               $   26,365
                                                               ----------
            Total Energy                                       $   61,477
-------------------------------------------------------------------------
            MATERIALS -- 2.3%
            Diversified Metals & Mining -- 2.3%
  1,260     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   30,227
                                                               ----------
            Total Materials                                    $   30,227
-------------------------------------------------------------------------
            CAPITAL GOODS -- 11.8%
            Aerospace & Defense -- 9.9%
  3,391     Be Aerospace, Inc.*                                $   27,738
  1,040     Boeing Co.                                             44,335
  1,150     United Technologies Corp.                              55,810
                                                               ----------
                                                               $  127,883
-------------------------------------------------------------------------
            Electrical Component & Equipment -- 1.9%
    200     First Solar, Inc.*                                 $   24,968
                                                               ----------
            Total Capital Goods                                $  152,851
-------------------------------------------------------------------------
            TRANSPORTATION -- 14.7%
            Airlines -- 14.7%
  3,139     AMR Corp.*                                         $   27,560
  4,700     Continental Airlines (Class B)*                        68,996
  6,400     Delta Air Lines, Inc.*                                 56,384
  3,300     UAL Corp.*                                             37,125
                                                               ----------
                                                               $  190,065
                                                               ----------
            Total Transportation                               $  190,065
-------------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 1.1%
            Drug Retail -- 1.1%
    500     CVS/Caremark Corp.                                 $   14,465
                                                               ----------
            Total Food & Drug Retailing                        $   14,465
-------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 1.5%
            Packaged Foods & Meats -- 1.5%
    300     General Mills, Inc.                                $   18,951
                                                               ----------
            Total Food, Beverage & Tobacco                     $   18,951
-------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 0.5%
            Health Care Equipment -- 0.5%
  1,300     Insulet Corp.*(b)                                  $    6,357
                                                               ----------
            Total Health Care Equipment & Services             $    6,357
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     15

 Shares                                                           Value
            PHARMACEUTICALS & BIOTECHNOLOGY -- 13.9%
            Biotechnology -- 5.3%
  1,260     Gilead Sciences, Inc.*                           $   56,435
    500     Vertex Pharmaceuticals, Inc.*                        12,295
                                                             ----------
                                                             $   68,730
-----------------------------------------------------------------------
            Life Sciences Tools & Services -- 1.6%
    600     AMAG Pharmaceuticals, Inc.*(b)                   $   20,208
-----------------------------------------------------------------------
            Pharmaceuticals -- 7.0%
  3,845     Bristol-Myers Squibb Co.                         $   79,592
  2,600     Cardiome Pharma Corp.*                               11,024
                                                             ----------
                                                             $   90,616
                                                             ----------
            Total Pharmaceuticals & Biotechnology            $  179,554
-----------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 9.7%
            Asset Management & Custody Banks -- 2.1%
    650     State Street Corp.                               $   27,372
-----------------------------------------------------------------------
            Investment Banking & Brokerage -- 2.0%
    850     Lazard, Ltd.                                     $   26,571
-----------------------------------------------------------------------
            Specialized Finance -- 5.6%
    980     IntercontinentalExchange, Inc.*                  $   72,128
                                                             ----------
            Total Diversified Financials                     $  126,071
-----------------------------------------------------------------------
            SOFTWARE & SERVICES -- 8.6%
            Data Processing & Outsourced Services -- 1.7%
    150     MasterCard, Inc.                                 $   21,795
-----------------------------------------------------------------------
            Internet Software & Services -- 2.3%
  2,600     Yahoo!, Inc.*                                    $   29,926
-----------------------------------------------------------------------
            Systems Software -- 4.6%
  1,400     BMC Software, Inc.*                              $   34,944
    800     McAfee, Inc.*                                        24,264
                                                             ----------
                                                             $   59,208
                                                             ----------
            Total Software & Services                        $  110,929
-----------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 15.0%
            Communications Equipment -- 5.0%
  1,464     F5 Networks, Inc.*                               $   36,454
  3,000     Riverbed Technology, Inc.*(b)                        28,170
                                                             ----------
                                                             $   64,624
-----------------------------------------------------------------------
            Computer Hardware -- 4.6%
    650     Apple, Inc.*                                     $   60,236
-----------------------------------------------------------------------
            Computer Storage & Peripherals -- 5.4%
  4,300     EMC Corp.*                                       $   45,451
  1,800     NetApp, Inc.*                                        24,300
                                                             ----------
                                                             $   69,751
                                                             ----------
            Total Technology Hardware & Equipment            $  194,611
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Select Growth Fund | Annual Report | 11/30/08

 Shares                                                                  Value
                  SEMICONDUCTORS -- 14.7%
                  Semiconductor Equipment -- 5.6%
       4,700      Applied Materials, Inc.                           $   45,026
       1,872      MEMC Electronic Materials, Inc.*                      28,117
                                                                    ----------
                                                                    $   73,143
------------------------------------------------------------------------------
                  Semiconductors -- 9.1%
       2,290      Broadcom Corp.*                                   $   35,060
       4,085      Intel Corp.                                           56,373
       8,900      ON Semiconductor Corp.*                               25,988
                                                                    ----------
                                                                    $  117,421
                                                                    ----------
                  Total Semiconductors                              $  190,564
------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost $1,776,051)                                 $1,276,122
------------------------------------------------------------------------------
Principal
Amount
                  TEMPORARY CASH INVESTMENTS -- 5.4%
                  Security Lending Collateral -- 5.4% (c)
                  Certificates of Deposit:
  $    1,396      Abbey National Plc, 3.15%, 8/13/09                $    1,396
       2,230      Bank of Scotland NY, 2.92%, 6/5/09                     2,230
       2,513      Barclays Bank, 1.5%, 5/27/09                           2,513
         279      Calyon NY, 4.62%, 1/16/09                                279
         165      Calyon NY, 4.62%, 1/16/09                                165
       2,792      CBA, 4.87%, 7/16/09                                    2,792
       2,513      DNB NOR Bank ASA NY, 3.04%, 6/5/09                     2,513
       2,557      Intesa SanPaolo S.p.A., 1.44%, 5/22/09                 2,557
       2,513      New York Life Global, 2.99%, 9/4/09                    2,513
         134      NORDEA NY, 3.68%, 12/1/08                                134
         162      NORDEA NY, 4.13%, 4/9/09                                 162
       2,094      Royal Bank of Canada NY, 2.7%, 8/7/09                  2,094
       1,396      Royal Bank of Scotland, 3.06%, 3/5/09                  1,396
         279      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09            279
       2,792      Societe Generale, 3.29%, 9/4/09                        2,792
       2,513      Svenska Bank NY, 4.61%, 7/8/09                         2,513
       2,792      U.S. Bank NA, 2.25%, 8/24/09                           2,792
                                                                    ----------
                                                                    $   29,120
------------------------------------------------------------------------------
                  Commercial Paper:
  $    2,742      American Honda Finance Corp., 4.95%, 7/14/09      $    2,742
       1,396      Bank of Nova Scotia, 3.21%, 5/5/09                     1,396
         266      BBVA U.S., 2.83%, 3/12/09                                266
------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     17

 Principal
Amount                                                             Value
              Commercial Paper -- (continued):
  $   838     John Deere Capital Corp., 2.82%, 12/12/08           $      838
    2,792     Monumental Global Funding, Ltd., 2.5%, 8/17/09           2,792
    2,792     HSBC Bank, Inc., 2.5%, 8/14/09                           2,792
    1,256     General Electric Capital Corp., 4.25%, 1/5/09            1,256
    1,396     General Electric Capital Corp., 2.86%, 3/16/09           1,396
    1,396     CME Group, Inc., 2.9%, 8/6/09                            1,396
      516     IBM, 2.225%, 2/13/09                                       516
    1,396     IBM, 2.39%, 9/25/09                                      1,396
    2,513     Met Life Global Funding, 3.19%, 6/12/09                  2,513
    2,373     Westpac Banking Corp., 2.34%, 6/1/09                     2,373
                                                                  ----------
                                                                  $   21,672
----------------------------------------------------------------------------
              Tri-party Repurchase Agreements:
    6,980     Deutsche Bank, 0.25%, 12/1/08                       $    6,980
    5,769     Barclays Capital Markets, 0.2%, 12/1/08                  5,769
                                                                  ----------
                                                                  $   12,749
----------------------------------------------------------------------------
              Time Deposit:
    3,071     TD Suntrust, 0.25%, 12/1/08                         $    3,071
----------------------------------------------------------------------------
              Money Market Mutual Fund:
    2,792     JP Morgan, U.S. Government Money Market Fund        $    2,792
----------------------------------------------------------------------------
              Other:
       70     ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $       70
                                                                  ----------
              Total Securities Lending Collateral                 $   69,475
----------------------------------------------------------------------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $69,475)                                      $   69,475
----------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES - 104.0%
              (Cost $1,845,526) (a)                               $1,345,597
----------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES - (4.0)%               $  (51,712)
----------------------------------------------------------------------------
              TOTAL NET ASSETS - 100.0%                           $1,293,885
============================================================================

*   Non-income producing security.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $1,874,557 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $    8,969
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (537,929)
                                                                                    ----------
       Net unrealized loss                                                          $ (528,960)
                                                                                    ==========


The accompanying notes are an integral part of these financial statements.
18    Pioneer Select Growth Fund | Annual Report | 11/30/08

(b)   At November 30, 2008, the following securities were out on loan:


    Shares       Description                       Value
      500      AMAG Pharmaceuticals, Inc.*      $ 16,840
    1,000      Insulet Corp.*                      4,890
    2,000      Riverbed Technology, Inc.*         18,780
      400      Transocean Offshore, Inc.*         26,752
--------------------------------------------------------
               Total                            $ 67,262
========================================================

(c)  Security lending collateral is managed by Credit Suisse, New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2008 aggregated $4,240,754 and $2,745,191, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's investments:

                                                                      Other
                                                    Investments       Financial
 Valuation Inputs                                   in Securities     Instruments
 Level 1 -- Quoted Prices                             $ 1,276,122          $--
 Level 2 -- Other Significant Observable Inputs            69,475           --
 Level 3 -- Significant Unobservable Inputs                    --           --
--------------------------------------------------------------------------------
 Total                                                $ 1,345,597          $--
================================================================================


The accompanying notes are an integral part of these financial statements.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     19

Statement of Assets and Liabilities | 11/30/08


ASSETS:
  Investment in securities, at value (including securities loaned of
   $67,262) (cost $1,845,526)                                            $1,345,597
  Cash                                                                       70,591
  Receivables --
   Investment securities sold                                                 7,547
   Dividends                                                                  1,713
   Due from Pioneer Investment Management, Inc.                              17,503
  Other                                                                      28,425
-----------------------------------------------------------------------------------
     Total assets                                                        $1,471,376
-----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                       $   62,421
   Upon return of securities loaned                                          69,475
  Due to Affiliates                                                           1,174
  Accrued expenses                                                           44,421
-----------------------------------------------------------------------------------
     Total liabilities                                                   $  177,491
-----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $2,513,175
  Undistributed net investment income                                            85
  Accumulated net realized loss on investments                             (719,446)
  Net unrealized loss on investments                                       (499,929)
-----------------------------------------------------------------------------------
     Total net assets                                                    $1,293,885
===================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $803,091/156,115 shares)                             $     5.14
  Class C (based on $355,358/69,644 shares)                              $     5.10
  Class Y (based on $135,436/26,233 shares)                              $     5.16
MAXIMUM OFFERING PRICE:
  Class A ($5.14 [divided by] 94.25%)                                    $     5.45
===================================================================================



The accompanying notes are an integral part of these financial statements.
20    Pioneer Select Growth Fund | Annual Report | 11/30/08

Statement of Operations

For the Year Ended 11/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $559)           $   24,513
  Interest                                                            96
  Income from securities loaned, net                                 945
-------------------------------------------------------------------------------------------
     Total investment income                                                   $     25,554
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $   13,529
  Transfer agent fees
   Class A                                                           560
   Class C                                                           112
   Class Y                                                             9
  Distribution fees
   Class A                                                         2,271
   Class C                                                         5,797
  Shareholder communications expense                               1,778
  Administrative fees                                                406
  Custodian fees                                                  27,729
  Registration fees                                               60,693
  Professional fees                                               43,366
  Printing expense                                                21,536
  Fees and expenses of nonaffiliated trustees                      7,722
  Miscellaneous                                                    2,565
-------------------------------------------------------------------------------------------
     Total expenses                                                            $    188,073
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                 (160,817)
-------------------------------------------------------------------------------------------
     Net expenses                                                              $     27,256
-------------------------------------------------------------------------------------------
       Net investment loss                                                     $     (1,702)
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
   Investments                                                $ (719,588)
   Written options                                                   142       $   (719,446)
-------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments:                                $   (566,462)
-------------------------------------------------------------------------------------------
  Net loss on investments                                                      $ (1,285,908)
-------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $ (1,287,610)
===========================================================================================


The accompanying notes are an integral part of these financial statements.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     21

Statements of Changes in Net Assets

For the Years Ended 11/30/2008 and 11/30/2007, respectively


                                                              Year Ended         Year Ended
                                                              11/30/08           11/30/07
FROM OPERATIONS:
Net investment income (loss)                                  $     (1,702)     $    1,584
Net realized gain (loss) on investments                           (719,446)         70,779
Change in net unrealized loss on investments                      (566,462)        (10,667)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations       $ (1,287,610)     $   61,696
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.02 and $0.07 per share, respectively)          $     (1,603)     $   (3,510)
Net realized gain:
   Class A ($0.01 and $1.70 per share, respectively)                (1,981)        (85,030)
   Class C ($0.01 and $0.00, per share respectively)                  (884)             --
   Class Y ($0.01 and $0.00, per share respectively)                  (333)             --
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                       $     (4,801)     $  (88,540)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $  1,551,402      $  499,798
Reinvestment of distributions                                          846              --
Cost of shares repurchased                                         (36,744)             --
-------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                  $  1,515,504      $  499,798
-------------------------------------------------------------------------------------------
   Net increase in net assets                                 $    223,093      $  472,954
NET ASSETS:
Beginning of year                                                1,070,792         597,838
-------------------------------------------------------------------------------------------
End of year                                                   $  1,293,885      $1,070,792
-------------------------------------------------------------------------------------------
Undistributed net investment income                           $         85      $    1,595
-------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

22    Pioneer Select Growth Fund | Annual Report | 11/30/08

                                    '08 Shares       '08 Amount       '07 Shares       '07 Amount
Class A
Shares sold                          64,613          $ 515,811          46,598          $499,798
Reinvestment of distributions           164                796              --                --
Less shares repurchased              (5,260)           (36,696)             --                --
------------------------------------------------------------------------------------------------
   Net increase                      59,517          $ 479,911          46,598          $499,798
================================================================================================
Class C (a)
Shares sold                          69,639          $ 785,591
Reinvestment of distributions            10                 50
Less shares repurchased                    (5)             (48)
--------------------------------------------------------------
   Net increase                      69,644          $ 785,593
==============================================================
Class Y (b)
Shares sold                          26,233          $ 250,000
--------------------------------------------------------------
   Net increase                      26,233          $ 250,000
==============================================================

(a) Class C shares were first publicly offered on December 10, 2007.
(b) Class Y shares were first publicly offered on April 2, 2008.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     23

Financial Highlights

                                                                       Year Ended     Year Ended
                                                                       11/30/08       11/30/07
Class A
Net asset value, beginning of period                                   $   11.08      $  11.96
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $    0.01      $   0.02
 Net realized and unrealized gain (loss) on investments                    (5.92)         0.87
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $   (5.91)     $   0.89
Distributions to shareowners:
 Net investment income                                                     (0.02)        (0.07)
 Net realized gain                                                         (0.01)        (1.70)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $   (5.94)     $  (0.88)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                         $    5.14      $  11.08
==============================================================================================
Total return*                                                             (53.42)%        7.97%
Ratio of net expenses to average net assets                                 1.25%         1.25%
Ratio of net investment income to average net assets                        0.15%         0.25%
Portfolio turnover rate                                                      160%           93%
Net assets, end of period (in thousands)                               $     803      $  1,071
Ratios with no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                              10.16%        12.02%
 Net investment loss                                                       (8.76)%      (10.52)%
----------------------------------------------------------------------------------------------


                                                                                                     1/2/04 (a)
                                                                       Year Ended     Year Ended     to
                                                                       11/30/06       11/30/05       11/30/04
Class A
Net asset value, beginning of period                                   $   11.50      $  10.56       $  10.00
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $    0.08      $   0.10       $   0.02
 Net realized and unrealized gain (loss) on investments                     1.92          1.77           0.54
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $    2.00      $   1.87       $   0.56
Distributions to shareowners:
 Net investment income                                                     (0.10)        (0.03)            --
 Net realized gain                                                         (1.44)        (0.90)            --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $    0.46      $   0.94       $   0.56
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   11.96      $  11.50       $  10.56
--------------------------------------------------------------------   ---------      ---------      ----------
Total return*                                                              17.56%        17.56%          5.60%(b)
Ratio of net expenses to average net assets                                 1.09%         0.75%          0.75%**
Ratio of net investment income to average net assets                        0.63%         0.89%          0.19%**
Portfolio turnover rate                                                      107%          140%           145%(b)
Net assets, end of period (in thousands)                               $     598      $    575       $    528
Ratios with no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                              12.10%        16.82%         17.85%**
 Net investment loss                                                      (10.38)%      (15.18)%       (16.90)%**
-------------------------------------------------------------------------------------------------------------

(a)  Class A shares commenced operations on January 2, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


24    Pioneer Select Growth Fund | Annual Report | 11/30/08

                                                                  12/10/07 (a)
                                                                  to
                                                                  11/30/08
 Class C
 Net asset value, beginning of period                             $  11.41
-----------------------------------------------------------------------------
 Decrease from investment operations:
  Net investment loss                                             $  (0.06)
  Net realized and unrealized loss on investments                    (6.24)
-----------------------------------------------------------------------------
    Net decrease from investment operations                       $  (6.30)
 Distributions to shareowners:
  Net realized gain                                                  (0.01)
-----------------------------------------------------------------------------
 Net decrease in net asset value                                  $  (6.31)
-----------------------------------------------------------------------------
 Net asset value, end of period                                   $   5.10
=============================================================================
 Total return*                                                      (55.18)%(b)
 Ratio of net expenses to average net assets                          2.15%**
 Ratio of net investment loss to average net assets                  (0.71)%**
 Portfolio turnover rate                                               160%(b)
 Net assets, end of period (in thousands)                         $    355
 Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       10.73%**
  Net investment loss                                                (9.29)%**
-----------------------------------------------------------------------------

(a)  Class C shares commenced operations on December 10, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     25

                                                                  4/2/08 (a)
                                                                  to
                                                                  11/30/08
 Class Y
 Net asset value, beginning of period                             $   9.53
---------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                           $   0.03
  Net realized and unrealized loss on investments                    (4.39)
---------------------------------------------------------------------------
    Net decrease from investment operations                       $  (4.36)
 Distributions to shareowners:
  Net realized gain                                               $  (0.01)
---------------------------------------------------------------------------
 Net decrease in net asset value                                  $  (4.37)
---------------------------------------------------------------------------
 Net asset value, end of period                                   $   5.16
===========================================================================
 Total return*                                                      (45.71)%(b)
 Ratio of net expenses to average net assets                          0.90%**
 Ratio of net investment income to average net assets                 0.56%**
 Portfolio turnover rate                                               160%(b)
 Net assets, end of period (in thousands)                         $    135
 Ratios with no waiver of management fees and assumption of
  expenses by PIM:
  Net expenses                                                       11.28%**
  Net investment loss                                                (9.82)%**
---------------------------------------------------------------------------

(a)  Class Y shares commenced operations on April 2, 2008.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Select Growth Fund | Annual Report | 11/30/08

Notes to Financial Statements | 11/30/08

1.   Organization and Significant Accounting Policies

Pioneer Select Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth. The Fund was organized on October 14, 2003, and commenced operations on January 2, 2004. Prior to December 10, 2007, the Fund was known as Pioneer Select Equity Fund. Pioneer Investment Management Inc.
(PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) the principal underwriter for the Fund.

The Fund offers three classes of shares -- Class A, Class C, and Class Y shares. Class C shares were first publicly offered on December 10, 2007. Class Y shares were first publicly offered on April 2, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Class A and Class C shareowners have exclusive voting rights with respect to the distribution plan for Class A and Class C shares. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility. At times, the


                    Pioneer Select Growth Fund | Annual Report | 11/30/08     27

Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2008, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


28    Pioneer Select Growth Fund | Annual Report | 11/30/08

B.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $294 in underwriting commissions on the sale of Fund shares for the year ended November 30, 2008.

C.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and class C shares of the Fund, respectively (see
     Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

D.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash


                    Pioneer Select Growth Fund | Annual Report | 11/30/08     29
     collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc., is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for all fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2008, the Fund had a net capital loss carryforward of $528,327, which will expire in 2016 if not utilized.

     At November 30, 2008, the Fund has reclassified $1,795 to increase undistributed net investment income, $15 to decrease accumulated net realized loss on investments and $1,810 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The Fund has elected to defer approximately $162,003 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

     The tax character of distributions paid during the years ended November 30, 2008 and November 30, 2007 was as follows:


30    Pioneer Select Growth Fund | Annual Report | 11/30/08

                                      2008            2007
   Distributions paid from:
   Ordinary income                  $1,618         $29,306
   Long-term capital gain            3,183          59,234
----------------------------------------------------------
      Total                         $4,801         $88,540
==========================================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

                                                 2008
   Distributable earnings:
   Undistributed ordinary income        $         --
   Capital loss carryforward                (528,327)
   Post October loss deferred               (162,003)
   Unrealized depreciation                  (528,960)
-----------------------------------------------------
      Total                             $ (1,219,290)
=====================================================

     The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships.

G.   Option writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Transactions in written options for the year ended November 30, 2008 are summarized as follows:

                                                    Number of         Premiums
                                                    Contracts         Received
   Options outstanding at beginning of year            --             $   --
   Options opened                                       3                142
   Options exercised                                   --                 --
   Options closed
   Options expired                                     (3)              (142)
-----------------------------------------------------------------------------
   Options outstanding at end of year                   0             $    0
-----------------------------------------------------------------------------

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     31

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has contractually agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expense to 1.25%, 2.15% and 0.90% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2012 for Class A shares and through April 1, 2010 for Class C and Class Y shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $834 in management fees, administrative costs and certain other fees payable to PIM at November 30, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund paid out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the year ended November 30, 2008, out of pocket expenses were as follows:


Shareholder Communications:
 Class A                               $1,057
 Class C                                  695
 Class Y                                   26
---------------------------------------------
    Total                              $1,778
=============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $280 in transfer agent fees and shareholder communications expense payable to PIMSS at November 30, 2008.

4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a


32    Pioneer Select Growth Fund | Annual Report | 11/30/08

0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $60 in distribution fees payable to PFD at November 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2008, there were no CDSCs paid to PFD.

5. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


                    Pioneer Select Growth Fund | Annual Report | 11/30/08     33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Select Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, of Pioneer Select Growth Fund (the "Fund"), including the schedule of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Growth Fund at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                             /s/ Ernst & Young LLP

Boston, Massachusetts
January 23, 2009

34    Pioneer Select Growth Fund | Annual Report | 11/30/08

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.


                    Pioneer Select Growth Fund | Annual Report | 11/30/08     35

Interested Trustees

                            Position Held            Length of Service
 Name and Age               with the Fund            and Term of Office
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 2003.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------


                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
---------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
---------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.


36    Pioneer Select Growth Fund | Annual Report | 11/30/08

Independent Trustees

                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 2003.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------


                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                     dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott Interna-
                     advisory firm)                                                       tional, Inc., Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company)
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of
                                                                                          Governors, Investment
                                                                                          Company Institute
-------------------------------------------------------------------------------------------------------------------------

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     37

                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 2003.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 2003.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 1993.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
---------------------------------------------------------------------


                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
Benjamin M. Friedman (64)   Professor, Harvard University                                       Trustee, Mellon Institutional
                                                                                                Funds Investment Trust and
                                                                                                Mellon Institutional Funds
                                                                                                Master Portfolio (oversees 17
                                                                                                portfolios in fund complex)
-------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice-President and Corporate Secretary, The      None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
-------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (2008 - present) (tech-   None
                            nology products for securities lending industry); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
-------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,    Director of New America
                            Inc. (investment banking firm)                                      High Income Fund, Inc.
                                                                                                (closed-end investment
                                                                                                company)
-------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                  Director, The Swiss Helvetia
                                                                                                Fund, Inc. (closed-end
                                                                                                investment company)
-------------------------------------------------------------------------------------------------------------------------


38    Pioneer Select Growth Fund | Annual Report | 11/30/08

Fund Officers

                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------


                                                                                                Other Directorships
Name and Age                 Principal Occupation During Past Five Years                        Held by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
-------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     39

                              Position Held              Length of Service
Name and Age                  with the Fund              and Term of Office
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves at
                                                         the discretion of the
                                                         Board
--------------------------------------------------------------------------------


                                                                                               Other Directorships
Name and Age                  Principal Occupation During Past Five Years                      Held by this Officer
Katherine Kim Sullivan (35)   Fund Administration Manager - Fund Accounting, Administration    None
                              and Controllership Services since June 2003 and Assistant Trea-
                              surer of all of the Pioneer Funds since September 2003; Assis-
                              tant Vice President - Mutual Fund Operations of State Street
                              Corporation from June 2002 to June 2003 (formerly Deutsche
                              Bank Asset Management)
---------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
---------------------------------------------------------------------------------------------------------------------


40    Pioneer Select Growth Fund | Annual Report | 11/30/08

                           This page for your notes.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     41

                           This page for your notes.

42    Pioneer Select Growth Fund | Annual Report | 11/30/08

                           This page for your notes.

                    Pioneer Select Growth Fund | Annual Report | 11/30/08     43

                           This page for your notes.

44    Pioneer Select Growth Fund | Annual Report | 11/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.

P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $27,600 in 2008 and $25,440 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended November 30, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $7,820 for 2008 and 2007, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.